Lease - Schedule of Components of Operating Lease Cost (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Schedule of Components of Operating Lease Cost [Abstract]
Operating lease cost	$ 624	$ 580
Variable lease cost	60	43
Total net lease costs	$ 684	$ 623
Weighted average remaining lease term (in years)	8 years 6 months 14 days		8 years 11 months 26 days
Weighted average discount rate	5.88%		5.86%